TAXATION - Components of consolidated income tax expense (benefit) (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)
TAXATION
Current	Rp 9,556	$ 671	Rp 9,798	Rp 10,619
Deferred	84	6	(541)	(180)
Net Income Tax Expense	9,640	$ 677	9,257	10,439
The company
TAXATION
Current	2,236		1,976	1,272
Deferred	(614)		8	15
Subsidiaries
TAXATION
Current	7,320		7,822	9,347
Deferred	Rp 698		Rp (549)	Rp (195)